Short Term Loans (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Abstract]
Short-term bank loan due within one year	$ 18,857,820	$ 15,416,339	$ 6,062,434
Laifeng Credit Guarantee Corp [Member] | January 14, 2013 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			190,443
Laifeng Credit Guarantee Corp [Member] | March 19, 2013 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			555,459
Laifeng Credit Guarantee Corp [Member] | March 26, 2013 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			555,459
Agricultural Development Bank of China [Member] | December 20, 2013 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			793,512
Agricultural Development Bank of China [Member] | January 10, 2013 [Member] | Interest rate of 6.56% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			793,512
Agricultural Development Bank of China [Member] | September 19, 2013 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year			3,174,049
Agricultural Development Bank of China [Member] | January 29, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		818,277
Agricultural Development Bank of China [Member] | September 24, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	1,622,876	1,636,554
Agricultural Development Bank of China [Member] | November 21, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	1,622,876	1,636,554
Hubei Bank [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		1,309,243
Hubei Bank [Member] | March 30, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year		1,309,243
Industrial and Commercial Bank of China [Member] | September 15, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	2,434,314	2,454,831
Bank of China [Member] | November 20, 2014 [Member] | Interest rate of 6% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	4,544,053	4,582,351
Laifeng County Small Business Loan Guarantee Company [Member] | March 18, 2014 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	194,745	196,386
Laifeng County Small Business Loan Guarantee Company [Member] | April 21, 2014 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	568,007	572,794
Laifeng County Small Business Loan Guarantee Company [Member] | May 14, 2014 [Member] | Interest rate of 9.72% [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	568,007	572,794
Laifeng County Finance Bureau [Member] | November 10, 2014 [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	1,622,876	1,636,555
Laifeng County Finance Bureau [Member] | November 1, 2014 [Member]
Short-term Debt [Abstract]
Short-term bank loan due within one year	$ 4,057,190